PENSION PLANS AND POSTRETIREMENT BENEFITS - Changes in the fair value of plan assets (Details) - Plan assets - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset)
Employer contributions	$ 19.8
Pension defined benefit plans
Disclosure of net defined benefit liability (asset)
Fair value of plan assets at the beginning of the year	485.8	$ 416.2
Actual return on plan assets	42.0	54.7
Employer contributions	19.0	22.3
Plan participants' contributions	6.2	6.0
Benefits and settlements paid	(17.2)	(14.5)
Administrative fees	(0.6)	(0.7)
Other	1.1	1.8
Fair value of plan assets at the end of the year	536.3	485.8
Postretirement defined benefit plans
Disclosure of net defined benefit liability (asset)
Fair value of plan assets at the beginning of the year	0.0	0.0
Employer contributions	0.8	0.7
Benefits and settlements paid	(0.8)	(0.7)
Fair value of plan assets at the end of the year	$ 0.0	$ 0.0